SUPPLEMENTAL GUARANTOR INFORMATION - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows
Cash flows provided by (used in) operating activities	$ 205	$ 8	$ 140
Cash flows provided by (used in) investing activities	(115)	(127)	(21)
Cash flows provided by (used in) financing activities	12	259	(103)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	6	(5)	(7)
Cash, cash equivalents and restricted cash at beginning of year	244	109	100
Cash, cash equivalents and restricted cash at end of year	352	244	109
ILG
Statement of Cash Flows
Cash flows provided by (used in) operating activities	(1)	(2)	(2)
Cash flows provided by (used in) investing activities		1,196
Cash flows provided by (used in) financing activities	1	(1,194)	2
Interval Acquisition Corp
Statement of Cash Flows
Cash flows provided by (used in) operating activities	(13)	(14)	(5)
Cash flows provided by (used in) financing activities	15	14	5
Cash, cash equivalents and restricted cash at end of year	2
Guarantor Subsidiaries
Statement of Cash Flows
Cash flows provided by (used in) operating activities	135	320	114
Cash flows provided by (used in) investing activities	(90)	(1,282)	(20)
Cash flows provided by (used in) financing activities	(63)	1,034	(99)
Cash, cash equivalents and restricted cash at beginning of year	102	30	35
Cash, cash equivalents and restricted cash at end of year	84	102	30
Non-Guarantor Subsidiaries
Statement of Cash Flows
Cash flows provided by (used in) operating activities	84	(296)	33
Cash flows provided by (used in) investing activities	(25)	(41)	(1)
Cash flows provided by (used in) financing activities	59	405	(11)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	6	(5)	(7)
Cash, cash equivalents and restricted cash at beginning of year	142	79	65
Cash, cash equivalents and restricted cash at end of year	$ 266	$ 142	$ 79